Income taxes (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the three months ended March 31, 2023 and March 31, 2022, comprise:

	Three Months Ended
	March 31, 2023	March 31, 2022
	(in thousands)
Provision for income taxes	$14,273	$13,286